Equity - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ 93,000,000	€ (15,000,000)	€ 8,000,000
Remuneration of shareholder	€ 657,000,000	831,000,000	250,000,000
Percentage of rijn capital BV with an ownershipinterest of over 10% in ferrovials share capital	10.00%
Equity	€ 7,665,000,000	8,120,000,000	5,879,000,000	€ 6,473,000,000
Purchase of treasury shares	11,006,460
Profit (loss)	1,150,000,000	3,490,000,000	511,000,000
Share capital increase attributable to noncontrolling interests	6,000,000	22,000,000
Impact on hedge reserves	(82,000,000)	129,000,000
Increase (decrease) in equity	(167,000,000)	2,309,000,000
Currency translation differences	(620,000,000)	139,000,000
Cash and cash equivalents	4,271,000,000	4,828,000,000	4,789,000,000	5,130,000,000
Price paid for the purchase of shares	266,000,000
Acquisition of shares	6,300,460
Reduction of issued capital	23,800,000
The dissolution of some non-euro companies	63,000,000
Derivatives hedging divestment transactions	3,000,000
Investment in AGS adjusted for divestment amount	25,000,000
CHILE
Detail of information about equity [Line Items]
The divestment of the mining services business	20,000,000
19,75% HAH Sale [Member]
Detail of information about equity [Line Items]
Currency translation differences and debt hedging derivatives		0.1975
Currency translation differences and debt hedging derivatives related to the sale proceeds	83,000,000	55,000,000
Currency translation difference and debt hedging derivatives related to the sale amount (II)		(84,000,000)
Grupo Serveo, S.L.
Detail of information about equity [Line Items]
Currency translation differences and debt hedging derivatives		0.2478
Ferrovial SA [Member]
Detail of information about equity [Line Items]
Profit (loss)	894,000,000
Ferrovial SE [Member]
Detail of information about equity [Line Items]
Interim scrip dividend	0.3182
Ferrovial SE [Member] | The period from December 2025 to October 2026 [Member]
Detail of information about equity [Line Items]
Price paid for the purchase of shares	28,000,000
Acquisition of shares	506,000
Ferrovial SE [Member] | The period from August 2024 to May 2025 [Member]
Detail of information about equity [Line Items]
Price paid for the purchase of shares	207,000,000
Acquisition of shares	4,200,000
I77 mobility partners [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	0	0
I66 mobility partners [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	0	0
FAM construction LLC [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	6,000,000	22,000,000
Dalaman international airport [Member]
Detail of information about equity [Line Items]
Share capital increase attributable to noncontrolling interests	€ 0	€ 0
May [Member]
Detail of information about equity [Line Items]
Number of shares issued	4,195,421
June [Member]
Detail of information about equity [Line Items]
Number of shares issued	140.8733
Amount of the free allotment rights purchased	€ 40,000,000
Percentage of Ferrovial shares outstanding received the dividend in the form of new Ferrovial shares.	82.48%
December [Member]
Detail of information about equity [Line Items]
Number of shares issued	114.8368
Amount of the free allotment rights purchased	€ 61,000,000
Percentage of Ferrovial shares outstanding received the dividend in the form of new Ferrovial shares.	82.12%
December [Member] | Cash flow impact [Member]
Detail of information about equity [Line Items]
Cash and cash equivalents	€ 55,000,000
November [Member]
Detail of information about equity [Line Items]
Number of shares issued	5,128,453
Price per share related to the free allotment rights purchased	€ 0.4769
Currency translation differences relating of the divestment in IRB [Member] | IRB infrastructure developers limited [Member]
Detail of information about equity [Line Items]
Total stake retain by Ferrovial for associates		5.00%
United States of America, Dollars
Detail of information about equity [Line Items]
The price market value of the treasury shares held	€ (188,000,000)	€ 33,000,000
Canada, Dollars
Detail of information about equity [Line Items]
Currency translation differences	€ (84,000,000)	€ (12,000,000)
India, Rupees
Detail of information about equity [Line Items]
Par value per share	€ 42.05	€ 57.24
Currency translation differences	€ (159,000,000)	€ 18,000,000
Fully consolidated companies [Member]
Detail of information about equity [Line Items]
Impact on hedge reserves	(88,000,000)	104,000,000
Equity accounted companies [Member]
Detail of information about equity [Line Items]
Impact on hedge reserves	18,000,000	21,000,000
Companies held for sale and discontinued operations [Member]
Detail of information about equity [Line Items]
Impact on hedge reserves	(5,000,000)	0
Equity attributable to owners of parent [member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	93,000,000	(15,000,000)	8,000,000
Total amount accepted related to the repurchase of the subordinated hybrid bond		972,000,000
Equity	5,908,000,000	6,075,000,000	3,766,000,000	4,233,000,000
Impact of share capital reduction reflecting the redemption of treasury shares recognized against unrestricted reserves	4,316,000,000
Purchase of treasury shares	€ 501,000,000	€ 26,756,284
Reduction of share capital average price per share		€ 36.34
Share capital ordinary shares	13,129,191
The price market value of the treasury shares held	€ 727,000,000	€ 315,000,000
Profit (loss)	888,000,000	3,239,000,000	341,000,000
Impact on hedge reserves	(75,000,000)	125,000,000
Currency translation differences	€ 434,000,000	33,000,000
First recalculation annual coupon subordinated perpetual bond issued in 2017 through ferrovial netherlands BV	4555.00%
Non-controlling interests [member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ 0	0	0
Equity	1,757,000,000	2,045,000,000	2,113,000,000	2,240,000,000
Profit (loss)	262,000,000	251,000,000	170,000,000
Impact on hedge reserves	(7,000,000)	4,000,000
Currency translation differences	(186,000,000)	106,000,000
Treasury shares [member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ 0	€ 0	€ 0
Number of shares outstanding	13,129,191	7,753,399	4,759,310
Equity	€ (78,000,000)	€ (78,000,000)	€ (78,000,000)	(26,000,000)
Profit (loss)	€ 0	€ 0	0
Treasury shares [member] | Number of shares purchased [Member]
Detail of information about equity [Line Items]
Number of shares outstanding	11,006,460	26,756,284
Treasury shares [member] | Number of shares applied to purpose [Member]
Detail of information about equity [Line Items]
Number of shares outstanding	(5,630,668)	(23,762,195)
Treasury shares [member] | May [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program	€ 300,000,000
Maximum total investment amount	600,000,000
Treasury shares [member] | August [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program	300,000,000
Maximun shares	30,000,000
Treasury shares [member] | December [Member] | Ferrovial SE [Member] | The period from December 2025 to October 2026 [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program	800,000,000
Treasury shares [member] | March | Ferrovial SE [Member] | The period from December 2025 to October 2026 [Member]
Detail of information about equity [Line Items]
Maximun shares	15,000,000
Treasury shares [member] | March | Ferrovial SE [Member] | The period from August 2024 to May 2025 [Member]
Detail of information about equity [Line Items]
Maximum amount of shares approved in the treasury share buy back program	500,000,000
Maximun shares	15,000,000
Reserves [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	0	€ 0	0
Equity	2,785,000,000		370,000,000	4,383,000,000
Profit (loss)	€ 888,000,000	€ 3,239,000,000	341,000,000
Share capital [Member]
Detail of information about equity [Line Items]
Par value per share	€ 0.01
Percentage of rijn capital BV with an ownershipinterest of over 10% in ferrovials share capital	21.53%	21.31%
Share capital [Member] | Board of Directors Chairman
Detail of information about equity [Line Items]
Percentage of rijn capital BV with an ownershipinterest of over 10% in ferrovials share capital	10.03%
Share capital [Member] | Ordinary shares [member]
Detail of information about equity [Line Items]
Issued capital	€ 7,337,554	€ 7,295,600
Number of shares outstanding	733,755,372	729,559,951
Share premium and merger premium [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	€ (14,000,000)
Impact of share capital reduction reflecting the redemption of treasury shares recognized against unrestricted reserves		€ 4,316,000,000
Measurement Adjustment [Member]
Detail of information about equity [Line Items]
Total other comprehensive income reclassified to profit or loss, net of tax	93,000,000	(15,000,000)	8,000,000
Equity	(1,122,000,000)	(706,000,000)	(849,000,000)	€ (777,000,000)
Cumulative impact of other comprehensive income in equity	(950,000,000)
Measurement adjustments related to currency translation differences accumulated in reserves	(661,000,000)
Measurement adjustments related to pension plans	(455,000,000)
Measurement adjustments related to derivatives	166,000,000
Profit (loss)	€ 0	0	€ 0
Retained earnings and other reserves [Member]
Detail of information about equity [Line Items]
Equity		€ 2,536,000,000